Fresh Start Accounting - Changes in accrued interest (Details) - Reorganization Adjustments $ in Thousands	Nov. 19, 2018 USD ($)
Fresh-Start Adjustment [Line Items]
Net change in accrued interest	$ (36,348)
Payment Of Accrued Interest | 2013 Revolving Credit Facility And SSCF
Fresh-Start Adjustment [Line Items]
Net change in accrued interest	(35,994)
Payment Of Accrued Interest | Debtor-In-Possession Financing
Fresh-Start Adjustment [Line Items]
Net change in accrued interest	$ (354)